Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000213732 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000213732 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000213732 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213732 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000213732 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213732 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213732 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213732 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213732 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213732 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213732 | Energy05722G100
Holdings [Line Items]
Percent of Total Investments	80.10%
C000213732 | Equities74347X831
Holdings [Line Items]
Percent of Total Investments	19.90%
C000213732 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213732 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000213732 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000213732 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000213732 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000213733 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213733 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213733 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000213733 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213733 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213733 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213733 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213733 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000213733 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213733 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213733 | Energy05722G100
Holdings [Line Items]
Percent of Total Investments	80.10%
C000213733 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213733 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213733 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213733 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213733 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000213733 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213733 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213733 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000213733 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000213733 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	19.90%
C000213733 | Health CareABIOM1240
Holdings [Line Items]
Percent of Total Investments	0.00%
C000213733 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%